Leases - Amounts recognized in the consolidated statement of profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-use depreciation	€ 78,543	€ 80,498
Finance lease expenses	44,587	45,198	€ 35,786
Expenses related to short-term contracts	1,117	1,739
Expenses related to low-value contracts	14,345	13,435
Other operating lease expenses	27,577	23,820
Total operating lease expenses	43,039	38,994	€ 32,945
Lease payments	105,852	104,287
Buildings
Leases
Right-of-use depreciation	71,157	72,214
Machinery
Leases
Right-of-use depreciation	1,507	1,983
Computer equipment
Leases
Right-of-use depreciation	860	1,432
Vehicles
Leases
Right-of-use depreciation	€ 5,019	€ 4,869